Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Disclosure [Line Items]
Assets	¥ 15,622,031	¥ 13,635,357	¥ 11,787,599
Depreciation expense decreased (increased)	(442,318)	(335,536)	(345,105)
Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)		56,300
Reportable Geographical Components
Segment Reporting Disclosure [Line Items]
Assets	15,741,647	13,767,638	11,697,691
Reportable Geographical Components | Japan
Segment Reporting Disclosure [Line Items]
Assets	3,442,746	3,264,383	3,112,901
Reportable Geographical Components | Japan | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)		42,486
Reportable Geographical Components | North America
Segment Reporting Disclosure [Line Items]
Assets	8,825,278	7,645,540	6,333,851
Reportable Geographical Components | North America | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)		9,602
Reportable Geographical Components | Europe
Segment Reporting Disclosure [Line Items]
Assets	709,469	673,667	568,790
Reportable Geographical Components | Europe | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)		1,068
Reportable Geographical Components | Asia
Segment Reporting Disclosure [Line Items]
Assets	1,996,929	1,523,192	1,070,331
Reportable Geographical Components | Asia | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)		3,144
Reconciling Items
Segment Reporting Disclosure [Line Items]
Assets	(119,616)	(132,281)	89,908
Unallocated amount
Segment Reporting Disclosure [Line Items]
Assets	¥ 294,819	¥ 293,583	¥ 399,732